Stream, Royalty and Other Interests (Tables)	12 Months Ended
Dec. 31, 2020
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Carrying Amount Related to Stream, Royalty and Other Interests
As of and for the year ended December 31, 2020:

	COST			ACCUMULATED DEPLETION
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,091	$—	$11,091	$985	$1,067	$—	$—	$2,052	$9,039
Black Fox, Canada	37,817	—	37,817	29,412	1,014	—	—	30,426	7,391
Bracemac-McLeod, Canada	21,495	—	21,495	18,099	1,485	—	—	19,584	1,911
Chapada, Brazil	69,554	—	69,554	13,968	2,914	—	—	16,882	52,672
Diavik, Canada	53,111	23	53,134	33,273	2,085	—	7,862	43,220	9,914
Fruta del Norte, Ecuador	33,259	8	33,267	34	1,256	—	—	1,290	31,977
Hod Maden, Turkey	5,818	—	5,818	—	—	—	—	—	5,818
Houndé, Burkina Faso	45,101	19	45,120	8,515	3,816	—	—	12,331	32,789
Hugo North Extension and Heruga, Mongolia	35,351	1	35,352	—	—	—	—	—	35,352
Karma, Burkina Faso	26,289	—	26,289	13,248	3,843	349	—	17,440	8,849
Ming, Canada	20,070	5	20,075	11,055	445	—	—	11,500	8,575
Relief Canyon, United States	26,416	25	26,441	—	2,820	87	—	2,907	23,534
Santa Elena, Mexico	23,354	—	23,354	21,610	312	10	—	21,932	1,422
Yamana silver stream, Argentina	74,252	—	74,252	15,764	10,119	—	—	25,883	48,369
Other Royalties 1	234,474	3,445	237,919	155,956	1,948	—	1,015	158,919	79,000

Total 2	$717,452	$3,526	$720,978	$321,919	$33,124	$446	$8,877	$364,366	$356,612

1	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, HM Claim and others.
2	Stream, Royalty and Other Interests includes non-depletable assets of $58.4 million and depletable assets of $298.2 million.

As of and for the year ended December 31, 2019:

	COST			ACCUMULATED DEPLETION
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion 1	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$58	$11,091	$310	$675	$—	$—	$985	$10,106
Bachelor Lake, Canada	24,029	4	24,033	23,564	469	—	—	24,033	—
Black Fox, Canada	37,799	18	37,817	28,091	1,321	—	—	29,412	8,405
Bracemac-McLeod, Canada	21,495	—	21,495	16,521	1,578	—	—	18,099	3,396
Chapada, Brazil	69,528	26	69,554	10,602	3,366	—	—	13,968	55,586
Diavik, Canada	53,111	—	53,111	23,569	7,256	—	2,448	33,273	19,838
Fruta del Norte, Ecuador	—	33,259	33,259	—	34	—	—	34	33,225
Hod Maden, Turkey	5,818	—	5,818	—	—	—	—	—	5,818
Houndé, Burkina Faso	45,036	65	45,101	4,478	4,037	—	—	8,515	36,586
Hugo North Extension and Heruga, Mongolia	35,351	—	35,351	—	—	—	—	—	35,351
Karma, Burkina Faso	26,289	—	26,289	9,873	3,375	—	—	13,248	13,041
Ming, Canada	20,070	—	20,070	9,866	1,189	—	—	11,055	9,015
Relief Canyon, United States	—	26,416	26,416	—	—	—	—	—	26,416
Santa Elena, Mexico	23,354	—	23,354	21,058	552	—	—	21,610	1,744
Yamana silver stream, Argentina	74,236	16	74,252	6,072	9,692	—	—	15,764	58,488
Other Royalties 2	209,579	862	210,441	128,518	3,193	—	212	131,923	78,518

Total 3	$656,728	$60,724	$717,452	$282,522	$36,737	$—	$2,660	$321,919	$395,533

1
Depletion during the period in the Consolidated Statements of Income (loss) of $37.8 million is comprised of depletion expense for the period of $36.7 million, and $1.1 million from depletion in ending inventory as at December 31, 2018.

2	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, HM Claim and others.
3	Stream, Royalty and Other Interests includes non-depletable assets of $56.4 million and depletable assets of $339.1 million.